ACQUISITIONS (Details Narrative) - Asset Purchase Agreement [Member] - DM Lab Co., LTD [Member]	May 03, 2023 USD ($) shares
Asset Acquisition [Line Items]
Date of acquisition agreement	May 03, 2023
Consideration transferred | shares	4,325,043
Equity interest issued and issuable	$ 16,012,750
Payments for asset acquisitions	257,112
Transaction costs	$ 107,112